Product Returns Liability - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Product Liability Contingency [Line Items]
Product return reserves for current customers	$ 1.8	$ 1.6	$ 1.9
Product return reserves for former customers	$ 1.2	$ 0.6	$ 3.0
Minimum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	3.00%
Maximum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	5.00%